UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend AchieversTM Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Aerospace & Defense—0.6%
21,500	General Dynamics Corp.	$1,916,510
34,300	United Technologies Corp.	2,194,514

		4,111,024

	Basic Materials—1.4%
69,300	PPG Industries, Inc.	4,202,352
225,500	RPM Intl., Inc.	4,622,750

		8,825,102

	Building & Development—0.2%
94,400	Masco Corp.	1,556,656

	Consumer Products—23.5%
453,000	Altria Group, Inc.	9,218,550
228,000	Anheuser-Busch Cos., Inc.	15,449,280
63,000	Clorox Co.	3,433,500
543,100	Coca-Cola Co. (The)	27,969,650
47,000	Colgate-Palmolive Co.	3,490,690
97,900	Harley-Davidson, Inc.	3,704,536
35,900	Hillenbrand, Inc.	831,085
383,500	Home Depot, Inc.	9,138,805
168,400	Kimberly-Clark Corp.	9,738,572
264,600	McDonald’s Corp.	15,820,434
102,600	PepsiCo, Inc.	6,829,056
453,000	Philip Morris Intl., Inc.	23,397,450
188,200	Procter & Gamble Co.	12,323,336
75,000	Stanley Works (The)	3,336,000
67,200	Universal Corp.	3,468,864
71,400	Wal-Mart Stores, Inc.	4,185,468

		152,335,276

	Energy—13.1%
68,900	Atmos Energy Corp.	1,823,783
370,500	Chevron Corp.	31,329,480
357,500	Consolidated Edison, Inc.	14,192,750
82,800	Exxon Mobil Corp.	6,659,604
58,900	FPL Group, Inc.	3,800,817
78,100	Integrys Energy Group, Inc.	3,987,786
199,700	Pinnacle West Capital Corp.	6,703,929
339,300	Progress Energy, Inc.	14,355,783
67,300	Vectren Corp.	1,965,160

		84,819,092

	Financial Institutions—24.9%
101,400	American Capital Ltd.	2,060,448
69,600	Associated Banc-Corp	1,161,624
894,300	Bank of America Corp.	29,422,470
429,600	BB&T Corp.	12,037,392
500,900	Citigroup, Inc.	9,361,821
281,400	Comerica, Inc.	8,081,808
346,000	Fifth Third Bancorp	4,833,620
66,400	First Midwest Bancorp, Inc.	1,363,192
88,500	FirstMerit Corp.	1,741,680
123,500	FNB Corp.	1,399,255
348,100	Fulton Financial Corp.	3,668,974
341,150	KeyCorp	3,599,132
99,500	Lincoln National Corp.	4,746,150
84,400	Marshall & Ilsley Corp.	1,282,880
82,800	Mercury General Corp.	4,182,228
25,600	Northern Trust Corp.	2,001,152
23,000	State Street Corp.	1,647,720
121,900	SunTrust Banks, Inc.	5,005,214
414,500	Synovus Financial Corp.	3,941,895
71,800	T. Rowe Price Group, Inc.	4,297,230
764,700	U.S. Bancorp	23,407,467
94,682	Valley National Bancorp	1,869,023
422,900	Washington Mutual, Inc.	2,254,057
931,500	Wells Fargo & Co.	28,196,505

		161,562,937

	Health Care—15.0%
388,100	Abbott Laboratories	21,865,554
472,400	Eli Lilly & Co.	22,254,764

Shares	Common Stocks	Value

	Health Care— (cont’d)
35,900	Hill-Rom Holdings, Inc.	$1,008,431
316,100	Johnson & Johnson	21,643,367
37,400	Medtronic, Inc.	1,975,842
1,529,500	Pfizer, Inc.	28,555,765

		97,303,723

	Industrials—9.7%
184,200	3M Co.	12,965,838
128,500	Caterpillar, Inc.	8,933,320
164,300	Emerson Electric Co.	8,001,410
1,009,900	General Electric Co.	28,570,071
233,600	Leggett & Platt, Inc.	4,555,200

		63,025,839

	Media—0.4%
60,500	Gannet Co., Inc.	1,096,260
96,500	New York Times Co. (The), Class A	1,214,935

		2,311,195

	Real Estate Investment Trust—2.8%
130,500	Duke Realty Corp.	3,227,265
51,200	General Growth Properties, Inc.	1,403,392
60,500	HCP, Inc.	2,182,235
50,500	Kimco Realty Corp.	1,782,145
94,000	Lexington Realty Trust	1,353,600
60,200	Liberty Property Trust	2,191,280
118,900	Realty Income Corp.	2,995,091
29,200	Vornado Realty Trust	2,776,044

		17,911,052

	Technology—3.0%
90,000	Automatic Data Processing, Inc.	3,843,900
50,100	Intl. Business Machines Corp.	6,411,798
118,125	Linear Technology Corp.	3,667,781
184,000	Pitney Bowes, Inc.	5,830,960

		19,754,439

	Telecommunications—4.7%
906,550	AT&T Inc.	27,930,806
62,900	CenturyTel, Inc.	2,339,251

		30,270,057

	Total Common Stocks (Cost—$685,151,616)—99.3%	643,786,392

	Short-Term Securities

	Money Market Fund—0.6%
4,037,526	Fidelity Institutional Money Market Prime Portfolio, 2.45%(a)	4,037,526

	Total Short-Term Securities (Cost—$4,037,526)—0.6%	4,037,526

	Total Investments (Cost—$689,189,142*)—99.9%	647,823,918
	Other Assets in Excess of Liabilities—0.1%	815,979

	Net Assets—100.0%	$648,639,897

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$687,928,715

	Gross unrealized appreciation	$73,866,459
	Gross unrealized depreciation	(113,971,256)

	Net unrealized depreciation	$(40,104,797)

(a)	Represents current yield as of report date.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend AchieversTM Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Dividend AchieversTM Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Dividend AchieversTM Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend AchieversTM Trust

Date: September 19, 2008